Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Transactions
Amount paid for services received from related party	€ 16,952	€ 25,885
Balances
Accounts receivable	513		€ 769
Accounts payable	€ 0		€ 24,265